Investment Objectives and Goals	Oct. 31, 2025
Innovator Growth Accelerated Plus ETF - January
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Growth Accelerated Plus ETF® – January
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that are three times those of the Underlying ETF, up to the upside cap of 19.35% (prior to taking into account management fees and other fees) while approximately matching Underlying ETF losses, over the period from January 1, 2026 through December 31, 2026.

Innovator U.S. Equity Accelerated 9 Buffer ETF - January
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Accelerated 9 Buffer ETF™ – January
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that are twice those of the Underlying ETF, up to the upside cap of 11.94% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from January 1, 2026 through December 31, 2026.

Innovator U.S. Equity Accelerated Plus ETF - January
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Accelerated Plus ETF® – January
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that are three times those of the Underlying ETF, up to the upside cap of 15.36% (prior to taking into account management fees and other fees) while approximately matching Underlying ETF losses, over the period from January 1, 2026 through December 31, 2026.

Innovator Growth Accelerated Plus ETF - April
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Growth Accelerated Plus ETF® – April
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that are three times those of the Underlying ETF, up to the upside cap of 21.15% (prior to taking into account management fees and other fees) while approximately matching Underlying ETF losses, over the period from April 1, 2025 through March 31, 2026.

Innovator U.S. Equity Accelerated 9 Buffer ETF - April
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Accelerated 9 Buffer ETF™ – April
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that are twice those of the Underlying ETF, up to the upside cap of 12.78% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from April 1, 2025 through March 31, 2026.

Innovator U.S. Equity Accelerated Plus ETF - April
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Accelerated Plus ETF® – April
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that are three times those of the Underlying ETF, up to the upside cap of 16.65% (prior to taking into account management fees and other fees) while approximately matching Underlying ETF losses, over the period from April 1, 2025 through March 31, 2026.

Innovator Growth Accelerated Plus ETF - July
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Growth Accelerated Plus ETF® – July
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that are three times those of the Underlying ETF, up to the upside cap of 18.99% (prior to taking into account management fees and other fees) while approximately matching Underlying ETF losses, over the period from July 1, 2025 through June 30, 2026.

Innovator U.S. Equity Accelerated 9 Buffer ETF - July
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Accelerated 9 Buffer ETF™ – July
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that are twice those of the Underlying ETF, up to the upside cap of 11.88% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from July 1, 2025 through June 30, 2026.

Innovator U.S. Equity Accelerated Plus ETF - July
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Accelerated Plus ETF® – July
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that are three times those of the Underlying ETF, up to the upside cap of 15.15% (prior to taking into account management fees and other fees) while approximately matching Underlying ETF losses, over the period from July 1, 2025 through June 30, 2026.

Innovator Growth Accelerated Plus ETF - October
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Growth Accelerated Plus ETF® — October
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that are three times those of the Underlying ETF, up to the upside cap of 18.84% (prior to taking into account management fees and other fees) while approximately matching Underlying ETF losses, over the period from October 1, 2025 through September 30, 2026.

Innovator U.S. Equity Accelerated 9 Buffer ETF - October
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Accelerated 9 Buffer ETF™ – October
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that are twice those of the Underlying ETF, up to the upside cap of 11.70% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from October 1, 2025 through September 30, 2026.

Innovator U.S. Equity Accelerated Plus ETF - October
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Accelerated Plus ETF® – October
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that are three times those of the Underlying ETF, up to the upside cap of 14.91% (prior to taking into account management fees and other fees) while approximately matching Underlying ETF losses, over the period from October 1, 2025 through September 30, 2026.

Innovator Growth Accelerated ETF - Quarterly
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Growth Accelerated ETF® – Quarterly
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that are twice those of the Underlying ETF, up to the upside cap of 8.08% (prior to taking into account management fees and other fees) while approximately matching Underlying ETF losses, over the period from January 1, 2026 through March 31, 2026.

Innovator U.S. Equity Accelerated ETF - Quarterly
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Accelerated ETF® – Quarterly
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that are twice those of the Underlying ETF, up to the upside cap of 6.24% (prior to taking into account management fees and other fees) while approximately matching Underlying ETF losses, over the period from January 1, 2026 through March 31, 2026.

Innovator Uncapped Accelerated U.S. Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Uncapped Accelerated U.S. Equity ETF™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors, prior to taking into account management fees and other fees, with the potential for rates of return that outperform the return of an ETF that tracks the returns, before fees and expenses, of large capitalization U.S. equity securities (the “Underlying ETF”) after achieving performance thresholds.